Tangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 26,416	€ 31,212	€ 32,926
Tangible assets	27,438	32,087	33,882
For own use
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	11,663	12,636	13,408
For own use | Abroad
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,545	6,531	7,119
Leased out under an operating lease
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	14,753	18,576	19,518
Leased out under an operating lease | Vehicles | Santander US Auto
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	7,227	11,336	12,525
Investment property
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	1,022	875	956
Fair value of investment property	1,194	1,041	1,163
Unrealized gains (losses) on fair value adjustment	€ 172	€ 166	€ 207